BUSINESS ACQUISITIONS (Details - Condensed consolidated balance sheet) - Optilan India P V T Ltd And Optilan Communication And Security Systems Ltd [Member]	Sep. 11, 2024 USD ($) shares
Business Combination [Line Items]
Property, Plant & Equipment	$ 22,100
Shares | shares	42,900
Purchase price	$ 65,000